OTHER INCOME (LOSS), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Loss on disposal of plant and equipment and mining interest	$ (4,983)	$ (2,017)
Change in fair value of warrant investments (note 12)	(18)	(10,892)
Foreign exchange (loss) gain, net	(16,208)	16,902
Other income	2,392	1,137
Other (loss) income, net	$ (18,817)	$ 5,130